Other disclosures - Contractual maturities of remainder of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Financial assets held for trading	€ 114,945	€ 108,230	€ 92,879
Financial assets designated at fair value through profit or loss	48,717	62,069	57,460
Non-trading financial assets mandatorily at fair value through profit or loss	4,486	4,911	10,730
Financial assets at fair value through other comprehensive income	2,783	2,863	2,671
Hedging derivatives	8,325	7,216	8,607
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	1,980	1,702	1,088
TOTAL FINANCIAL ASSETS	181,236	186,991	173,435
Liabilities
Financial liabilities held for trading	81,167	77,139	70,343
Financial liabilities designated at fair value through profit or loss	48,038	60,995	68,058
Hedging derivatives	6,869	6,048	6,363
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	286	269	303
TOTAL FINANCIAL LIABILITIES	136,360	144,451	145,067
Within 1 month
ASSETS
Financial assets held for trading	5,760	4,864	4,512
Financial assets designated at fair value through profit or loss	12,500	24,110	21,598
Non-trading financial assets mandatorily at fair value through profit or loss	275	272	3,215
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,534	807	609
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	173	267	106
TOTAL FINANCIAL ASSETS	20,242	30,320	30,040
Liabilities
Financial liabilities held for trading	16,754	10,851	10,473
Financial liabilities designated at fair value through profit or loss	13,468	21,929	29,574
Hedging derivatives	2,619	1,997	485
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	3	3
TOTAL FINANCIAL LIABILITIES	32,844	34,780	40,535
1 to 3 months
ASSETS
Financial assets held for trading	6,734	3,522	3,564
Financial assets designated at fair value through profit or loss	14,834	13,167	13,045
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	346
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	469	86	166
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	8	1	7
TOTAL FINANCIAL ASSETS	22,045	16,776	17,128
Liabilities
Financial liabilities held for trading	3,727	3,427	3,351
Financial liabilities designated at fair value through profit or loss	1,732	2,259	7,017
Hedging derivatives	200	337	144
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	6	6	5
TOTAL FINANCIAL LIABILITIES	5,665	6,029	10,517
3 to 12 months
ASSETS
Financial assets held for trading	27,753	19,740	6,793
Financial assets designated at fair value through profit or loss	7,205	7,602	5,625
Non-trading financial assets mandatorily at fair value through profit or loss	0	4	17
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,293	601	474
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	132	24	20
TOTAL FINANCIAL ASSETS	36,383	27,971	12,929
Liabilities
Financial liabilities held for trading	6,286	7,130	1,104
Financial liabilities designated at fair value through profit or loss	2,228	5,307	864
Hedging derivatives	588	848	321
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	40	26	23
TOTAL FINANCIAL LIABILITIES	9,142	13,311	2,312
1 to 3 years
ASSETS
Financial assets held for trading	22,473	21,603	22,084
Financial assets designated at fair value through profit or loss	3,680	5,175	5,215
Non-trading financial assets mandatorily at fair value through profit or loss	0	11	125
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,107	1,646	2,167
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	205	112	28
TOTAL FINANCIAL ASSETS	27,465	28,547	29,619
Liabilities
Financial liabilities held for trading	17,635	17,244	16,123
Financial liabilities designated at fair value through profit or loss	2,893	3,565	1,497
Hedging derivatives	748	678	362
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	74	53	64
TOTAL FINANCIAL LIABILITIES	21,350	21,540	18,046
3 to 5 years
ASSETS
Financial assets held for trading	18,014	18,083	19,350
Financial assets designated at fair value through profit or loss	3,933	3,878	4,065
Non-trading financial assets mandatorily at fair value through profit or loss	69	117	2
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,083	904	957
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	381	265	59
TOTAL FINANCIAL ASSETS	23,480	23,247	24,433
Liabilities
Financial liabilities held for trading	16,036	16,905	16,457
Financial liabilities designated at fair value through profit or loss	1,121	1,450	999
Hedging derivatives	641	528	651
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	64	59	60
TOTAL FINANCIAL LIABILITIES	17,862	18,942	18,167
More than 5 years
ASSETS
Financial assets held for trading	34,211	40,418	36,576
Financial assets designated at fair value through profit or loss	6,565	8,137	7,912
Non-trading financial assets mandatorily at fair value through profit or loss	4,142	4,507	7,025
Financial assets at fair value through other comprehensive income	2,783	2,863	2,671
Hedging derivatives	2,839	3,172	4,234
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	1,081	1,033	868
TOTAL FINANCIAL ASSETS	51,621	60,130	59,286
Liabilities
Financial liabilities held for trading	20,729	21,582	22,835
Financial liabilities designated at fair value through profit or loss	26,596	26,485	28,107
Hedging derivatives	2,073	1,660	4,400
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	99	122	148
TOTAL FINANCIAL LIABILITIES	49,497	49,849	55,490
Derivatives
Liabilities
Financial liabilities held for trading	64,469	63,016	55,341
Derivatives | Within 1 month
Liabilities
Financial liabilities held for trading	1,132	2,672	2,897
Derivatives | 1 to 3 months
Liabilities
Financial liabilities held for trading	3,206	1,973	2,874
Derivatives | 3 to 12 months
Liabilities
Financial liabilities held for trading	5,800	6,591	822
Derivatives | 1 to 3 years
Liabilities
Financial liabilities held for trading	17,566	16,965	14,323
Derivatives | 3 to 5 years
Liabilities
Financial liabilities held for trading	16,036	16,023	14,956
Derivatives | More than 5 years
Liabilities
Financial liabilities held for trading	20,729	18,792	19,469
Short positions
Liabilities
Financial liabilities held for trading	16,698	14,123	15,002
Short positions | Within 1 month
Liabilities
Financial liabilities held for trading	15,622	8,179	7,576
Short positions | 1 to 3 months
Liabilities
Financial liabilities held for trading	521	1,454	477
Short positions | 3 to 12 months
Liabilities
Financial liabilities held for trading	486	539	282
Short positions | 1 to 3 years
Liabilities
Financial liabilities held for trading	69	279	1,800
Short positions | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	882	1,501
Short positions | More than 5 years
Liabilities
Financial liabilities held for trading	0	2,790	3,366
Deposits
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	43,598	57,111	65,304
Deposits | Within 1 month
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	13,459	21,904	29,522
Deposits | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	1,709	2,225	6,947
Deposits | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	1,954	4,909	627
Deposits | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	2,497	2,429	531
Deposits | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	518	780	455
Deposits | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	23,461	24,864	27,222
Central banks
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	2,490	12,854	14,816
Central banks | Within 1 month
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	841	8,831	9,804
Central banks | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	866	1,228	4,940
Central banks | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	783	2,795	72
Central banks | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Credit institutions
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	6,765	9,340	10,891
Credit institutions | Within 1 month
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	3,673	4,133	8,809
Credit institutions | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	112	521	949
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	935	1,857	271
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	1,493	2,132	188
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	171	11	229
Credit institutions | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	381	686	445
Customers
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	34,343	34,917	39,597
Customers | Within 1 month
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	8,945	8,940	10,909
Customers | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	731	476	1,058
Customers | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	236	257	284
Customers | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	1,004	297	343
Customers | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	347	769	226
Customers | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	23,080	24,178	26,777
Marketable debt securities
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	4,440	3,758	2,305
Marketable debt securities | Within 1 month
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	9	14	13
Marketable debt securities | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	23	34	70
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	274	398	237
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	396	1,021	556
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	603	670	544
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	3,135	1,621	885
Other financial liabilities
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	126	449
Other financial liabilities | Within 1 month
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	11	39
Other financial liabilities | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	115	410
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Derivatives
ASSETS
Financial assets held for trading	67,137	63,397	55,939
Derivatives | Within 1 month
ASSETS
Financial assets held for trading	4,288	3,329	2,691
Derivatives | 1 to 3 months
ASSETS
Financial assets held for trading	5,268	2,233	3,165
Derivatives | 3 to 12 months
ASSETS
Financial assets held for trading	10,044	6,552	899
Derivatives | 1 to 3 years
ASSETS
Financial assets held for trading	15,526	15,855	15,189
Derivatives | 3 to 5 years
ASSETS
Financial assets held for trading	13,681	14,925	14,098
Derivatives | More than 5 years
ASSETS
Financial assets held for trading	18,330	20,503	19,897
Equity instruments
ASSETS
Financial assets held for trading	9,615	12,437	8,938
Non-trading financial assets mandatorily at fair value through profit or loss	3,234	3,350	3,260
Financial assets at fair value through other comprehensive income	2,783	2,863	2,671
Equity instruments | Within 1 month
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 months
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 12 months
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 years
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 5 years
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | More than 5 years
ASSETS
Financial assets held for trading	9,615	12,437	8,938
Non-trading financial assets mandatorily at fair value through profit or loss	3,234	3,350	3,260
Financial assets at fair value through other comprehensive income	2,783	2,863	2,671
Debt instruments
ASSETS
Financial assets held for trading	37,894	32,041	27,800
Financial assets designated at fair value through profit or loss	2,979	3,186	3,222
Non-trading financial assets mandatorily at fair value through profit or loss	700	1,175	5,587
Debt instruments | Within 1 month
ASSETS
Financial assets held for trading	1,472	1,531	1,821
Financial assets designated at fair value through profit or loss	181	457	604
Non-trading financial assets mandatorily at fair value through profit or loss	85	0	1,876
Debt instruments | 1 to 3 months
ASSETS
Financial assets held for trading	1,466	1,289	399
Financial assets designated at fair value through profit or loss	78	10	7
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	20
Debt instruments | 3 to 12 months
ASSETS
Financial assets held for trading	17,709	13,188	5,894
Financial assets designated at fair value through profit or loss	162	81	304
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Debt instruments | 1 to 3 years
ASSETS
Financial assets held for trading	6,947	5,748	6,895
Financial assets designated at fair value through profit or loss	407	652	727
Non-trading financial assets mandatorily at fair value through profit or loss	0	11	0
Debt instruments | 3 to 5 years
ASSETS
Financial assets held for trading	4,310	3,141	5,252
Financial assets designated at fair value through profit or loss	719	381	348
Non-trading financial assets mandatorily at fair value through profit or loss	0	117	2
Debt instruments | More than 5 years
ASSETS
Financial assets held for trading	5,990	7,144	7,539
Financial assets designated at fair value through profit or loss	1,432	1,605	1,232
Non-trading financial assets mandatorily at fair value through profit or loss	615	1,047	3,689
Loans and advances
ASSETS
Financial assets held for trading	299	355	202
Financial assets designated at fair value through profit or loss	45,738	58,883	54,238
Non-trading financial assets mandatorily at fair value through profit or loss	552	386	1,883
Loans and advances | Within 1 month
ASSETS
Financial assets held for trading	0	4	0
Financial assets designated at fair value through profit or loss	12,319	23,653	20,994
Non-trading financial assets mandatorily at fair value through profit or loss	190	272	1,339
Loans and advances | 1 to 3 months
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	14,756	13,157	13,038
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	326
Loans and advances | 3 to 12 months
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	7,043	7,521	5,321
Non-trading financial assets mandatorily at fair value through profit or loss	0	4	17
Loans and advances | 1 to 3 years
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	3,273	4,523	4,488
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	125
Loans and advances | 3 to 5 years
ASSETS
Financial assets held for trading	23	17	0
Financial assets designated at fair value through profit or loss	3,214	3,497	3,717
Non-trading financial assets mandatorily at fair value through profit or loss	69	0	0
Loans and advances | More than 5 years
ASSETS
Financial assets held for trading	276	334	202
Financial assets designated at fair value through profit or loss	5,133	6,532	6,680
Non-trading financial assets mandatorily at fair value through profit or loss	293	110	76
Central banks
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	9,481	6,473	9,226
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | Within 1 month
ASSETS
Financial assets designated at fair value through profit or loss	343	1,744	1,211
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | 1 to 3 months
ASSETS
Financial assets designated at fair value through profit or loss	9,138	4,729	5,433
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | 3 to 12 months
ASSETS
Financial assets designated at fair value through profit or loss	0	0	2,582
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | 1 to 3 years
ASSETS
Financial assets designated at fair value through profit or loss	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | 3 to 5 years
ASSETS
Financial assets designated at fair value through profit or loss	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | More than 5 years
ASSETS
Financial assets designated at fair value through profit or loss	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions
ASSETS
Financial assets held for trading	3	0	0
Financial assets designated at fair value through profit or loss	12,136	21,649	23,097
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	2
Credit institutions | Within 1 month
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	6,935	13,186	14,587
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	2
Credit institutions | 1 to 3 months
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	1,514	4,946	4,131
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | 3 to 12 months
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	2,728	1,534	778
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | 1 to 3 years
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	590	1,015	1,327
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | 3 to 5 years
ASSETS
Financial assets held for trading	3	0	0
Financial assets designated at fair value through profit or loss	12	9	579
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | More than 5 years
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	357	959	1,695
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Customers
ASSETS
Financial assets held for trading	296	355	202
Financial assets designated at fair value through profit or loss	24,121	30,761	21,915
Non-trading financial assets mandatorily at fair value through profit or loss	552	386	1,881
Customers | Within 1 month
ASSETS
Financial assets held for trading	0	4	0
Financial assets designated at fair value through profit or loss	5,041	8,723	5,196
Non-trading financial assets mandatorily at fair value through profit or loss	190	272	1,337
Customers | 1 to 3 months
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	4,104	3,482	3,474
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	326
Customers | 3 to 12 months
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	4,315	5,987	1,961
Non-trading financial assets mandatorily at fair value through profit or loss	0	4	17
Customers | 1 to 3 years
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	2,683	3,508	3,161
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	125
Customers | 3 to 5 years
ASSETS
Financial assets held for trading	20	17	0
Financial assets designated at fair value through profit or loss	3,202	3,488	3,138
Non-trading financial assets mandatorily at fair value through profit or loss	69	0	0
Customers | More than 5 years
ASSETS
Financial assets held for trading	276	334	202
Financial assets designated at fair value through profit or loss	4,776	5,573	4,985
Non-trading financial assets mandatorily at fair value through profit or loss	€ 293	€ 110	€ 76